Stockholders' Equity (Details Narrative) - USD ($)																																							1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2021	Feb. 15, 2021	Feb. 12, 2021	Nov. 06, 2020	Jul. 14, 2020	Mar. 25, 2020	Mar. 18, 2020	Feb. 20, 2020	Feb. 18, 2020	Jan. 20, 2020	Jan. 05, 2020	Oct. 24, 2019	Oct. 24, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Sep. 27, 2019	Sep. 25, 2019	Sep. 19, 2019	Sep. 17, 2019	Aug. 16, 2019	Aug. 14, 2019	Jul. 24, 2019	Jul. 10, 2019	Jun. 18, 2019	Jun. 17, 2019	Jun. 14, 2019	May 16, 2019	Apr. 09, 2019	Apr. 03, 2019	Mar. 20, 2019	Feb. 27, 2019	Feb. 25, 2019	Jan. 14, 2019	Feb. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019	Jun. 30, 2019
Common stock, shares authorized																																								100,000,000	100,000,000	100,000,000
Common stock, par value																																								$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized																																								20,000,000	20,000,000	20,000,000
Preferred stock, par value																																								$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock issued														1,125,000
Value of common stock issued																																									$ 360,000	$ 1,231,751
Stock subscriptions receivable																																								130,000	140,000	130,000
Stock subscriptions received in advance																																								$ (100,000)	$ (250,000)			$ 4,000
Common stock, shares issued																																								27,274,598	27,274,598	26,611,264
Common stock, shares outstanding																																								26,944,598	26,944,598	26,611,264
Preferred stock, shares issued
Preferred stock, shares outstanding
One Investor [Member] | Stock Subscription Agreement [Member]
Number of common stock issued				50,000
Two Investors [Member]
Number of common stock issued																																					50,000
Two Investors [Member] | Stock Subscription Agreement [Member]
Number of common stock issued				200,000																				17,500
Share price				$ 1.00																				$ 2.00
Value of common stock issued																					$ 35,000
Investor [Member]
Number of common stock issued	80,000		80,000				10,000					12,500	17,500	50,000	8,000	200,000	5,000	240,000	8,000	28,000			17,500				200,000						16,000					1,000,000
Share price			$ 1																				$ 2.00															$ 0.50
Value of common stock issued			$ 80,000																														$ 4,000
Investor [Member] | Stock Subscription Agreement [Member]
Number of common stock issued		250,000			3,334		200,000	20,000		3,334	10,000			5,264								12,500	28,000			8,000			200,000	240,000	5,000	200,000		8,000	50,000	5,264					250,000
Share price							$ 1.00	$ 2.00		$ 3.00	$ 2.00											$ 2.00	$ 0.25			$ 2.00			$ 1.00	$ 0.25	$ 2.00	$ 0.50		$ 2.00	$ 2.00	$ 1.90			$ 2.00
Value of common stock issued				$ 250,000	$ 10,000	$ 200,000		$ 40,000	$ 10,000												$ 25,000				$ 16,000			$ 10,000				$ 100,000							$ 20,000
Stock subscriptions receivable																																									$ 10,000		$ 7,000
Repayments of related party debt																																		$ 16,000		$ 10,002
Cancellation of common stock, shares					3,334
Two Investor [Member] | Stock Subscription Agreement [Member]
Stock subscriptions receivable																																								$ 0	$ 250,000